N-2 - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
		Jun. 30, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cover [Abstract]
Entity Central Index Key		0000925683
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-CSRS
Entity Registrant Name		John Hancock Financial Opportunities Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Senior securities
Total debt outstanding end of period (in millions)	$130	$125	$125	$125	$125	$125
Asset coverage per $1,000 of debt 8	$5,321	$5,814	$6,057	$7,058	$5,278	$6,440

1	Six months ended 6-30-24. Unaudited.
2	Based on average daily shares outstanding.
3	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
4	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Annualized.
7	Expenses including reductions excluding interest expense were 1.55% (annualized), 1.60%, 1.47%, 1.47%, 1.69% and 1.50% for the periods ended 6-30-24, 12-31-23, 12-31-22, 12-31-21, 12-31-20 and 12-31-19, respectively.
8
Asset
coverage
equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

Senior Securities Amount		$ 130	[1]	$ 125	$ 125	$ 125	$ 125	$ 125
Senior Securities Coverage per Unit	[2]	$ 5,321	[1]	$ 5,814	$ 6,057	$ 7,058	$ 5,278	$ 6,440
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The fund’s primary investment objective is to provide a high level of total return consisting of long-term capital appreciation and current income.
Principal Investment Strategies
Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of U.S. and foreign financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance and financial technology companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies. The equity securities in which the fund may invest are common stocks, preferred stocks, warrants, stock purchase rights and securities convertible into other equity securities. Because the fund normally invests more than 25% of its assets in securities of issuers in the banking and thrift industry, the fund is considered to be “concentrated” in this industry. “Net assets” is defined as net assets plus any borrowings for investment purposes. The fund will notify shareholders at least 60 days prior to any change in this 80% policy.
The fund may invest up to 20% of its total assets in common and preferred equity securities and other preferred securities of foreign banking, lending and financial services companies, including securities quoted in foreign currencies. The fund will focus on common and preferred equity securities of issuers, in that the Advisor believes are undervalued by the marketplace as indicated by, among other factors: (1) the value and quality of the underlying assets of the financial services companies; and (2) the value of a financial services company relative to its earnings potential and to market valuations of comparable companies.
The fund may invest in securities of issuers that are small from a national perspective but have a significant share of their local market. The Advisor intends to focus its investment analysis on delinquency trends, reserve levels and investment and loan portfolio compositions, among other things, in assessing asset quality.
Under normal market conditions, the fund may also invest up to 20% of its net assets in the common and preferred equity securities and other preferred securities of non-financial services companies. The fund also may invest in investment grade securities. The fund may also invest in debt securities that are rated, at the time of purchase, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the fund’s Advisor or Subadvisor to be of comparable quality. The fund will not purchase debt securities rated below C or which are in default at the time of purchase.
The fund may enter into interest-rate swaps for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may engage in portfolio trading, may issue preferred shares, borrow or issue short-term debt securities, and enter into reverse repurchase agreements to obtain investment leverage either alone and/or in combination with other forms of investment leverage or for temporary purposes. The fund utilizes a liquidity agreement to increase its assets available for investments, and may also seek to obtain additional income or portfolio leverage by making secured loans of its portfolio securities with a value of up to 33 1/3% of its total assets.
The manager may also take into consideration environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

Risk Factors [Table Text Block]
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Banking industry risk.
Commercial banks, savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries, and significant competition. Profitability of these businesses depends significantly upon the availability and cost of capital funds. Commercial banks and savings associations are subject to extensive federal and state regulation.
Changing distribution level & return of capital risk.
There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Concentration risk.
Because the fund focuses on a single industry or sector of the economy, its performance depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting that industry or sector than a fund that invests more broadly across industries a
Credit and counterparty risk.
The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk.
Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
Equity securities risk.
The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
ESG integration risk.
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Integration of ESG factors into the fund’s investment strategy does not preclude the fund from including companies with low ESG scores or excluding companies with high ESG scores in the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the Advisor, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
Fixed-income securities risk.
A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk.
Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk and the fund’s value may decline as a result of this exposure to these securities.
Hedging, derivatives, and other strategic transactions risk.
Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: interest rate swaps and reverse repurchase agreements. Swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities, in addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s net asset value per share (NAV).
Large company risk.
Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Leveraging risk.
Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 7 —Leverage risk” above.
LIBOR discontinuation risk.
The official publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments traditionally utilized as the reference or benchmark rate for interest rate calculations, was discontinued as of June 30, 2023. However, a subset of British pound sterling and U.S. dollar LIBOR settings will continue to be published on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three- and six-month U.S. dollar LIBOR will continue until September 30, 2024. The discontinuation of LIBOR and a transition to replacement rates may lead to volatility and illiquidity in markets and may adversely affect the fund’s performance.
Lower-rated and high-yield fixed-income securities risk.
Lower-rated and high-yield fixed-income securities (junk bonds) are subject to gre ate
r credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Operational and cybersecurity risk.
Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred and convertible securities risk.
Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Real estate investment trust risk.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk.
Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Small and mid-sized company risk.
Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Principal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.

Banking industry risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Banking industry risk.
Commercial banks, savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries, and significant competition. Profitability of these businesses depends significantly upon the availability and cost of capital funds. Commercial banks and savings associations are subject to extensive federal and state regulation.

Changing distribution level return of capital risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changing distribution level & return of capital risk.
There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.

Concentration risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration risk.
Because the fund focuses on a single industry or sector of the economy, its performance depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting that industry or sector than a fund that invests more broadly across industries a

Credit and counterparty risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit and counterparty risk.
The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic and market events risk.
Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.

Equity securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity securities risk.
The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

ESG integration risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ESG integration risk.
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Integration of ESG factors into the fund’s investment strategy does not preclude the fund from including companies with low ESG scores or excluding companies with high ESG scores in the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the Advisor, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.

Fixed income securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-income securities risk.
A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.

Foreign securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign securities risk.
Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk and the fund’s value may decline as a result of this exposure to these securities.

Hedging, derivatives, and other strategic transactions risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging, derivatives, and other strategic transactions risk.
Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: interest rate swaps and reverse repurchase agreements. Swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities, in addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s net asset value per share (NAV).

Large company risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large company risk.
Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Leveraging risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraging risk.
Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 7 —Leverage risk” above.

LIBOR discontinuation risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR discontinuation risk.
The official publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments traditionally utilized as the reference or benchmark rate for interest rate calculations, was discontinued as of June 30, 2023. However, a subset of British pound sterling and U.S. dollar LIBOR settings will continue to be published on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three- and six-month U.S. dollar LIBOR will continue until September 30, 2024. The discontinuation of LIBOR and a transition to replacement rates may lead to volatility and illiquidity in markets and may adversely affect the fund’s performance.

Liquidity risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity risk.
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Lower-rated and high yield fixed income securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lower-rated and high-yield fixed-income securities risk.
Lower-rated and high-yield fixed-income securities (junk bonds) are subject to gre ate
r credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Operational and cybersecurity risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational and cybersecurity risk.
Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Preferred and convertible securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred and convertible securities risk.
Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.

Real estate investment trust risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real estate investment trust risk.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real estate securities risk.
Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid sized company risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small and mid-sized company risk.
Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

[1]	Six months ended 6-30-24. Unaudited.
[2]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.